UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                            JOHNSONFAMILY FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                           555 Main Street, Suite 400
                                Racine, WI 53403
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                            Johnson Asset Management
                           555 Main Street, Suite 440
                                Racine, WI 53403
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.





                             [Johnson Logo Omitted]


                                 JOHNSON FAMILY
                                   ----------
                                      Funds






                      -------------------------------------
                        APRIL 30, 2007 SEMI-ANNUAL REPORT
                     -------------------------------------

TABLE OF CONTENTS



Schedules of Investments
     JohnsonFamily Large Cap Value Fund .....................................  1
     JohnsonFamily Small Cap Value Fund .....................................  3
     JohnsonFamily International Value Fund .................................  5
     JohnsonFamily Intermediate Fixed Income Fund ...........................  8

Statements of Assets and Liabilities ........................................ 10

Statements of Operations .................................................... 11

Statements of Changes in Net Assets ......................................... 12

Financial Highlights ........................................................ 14

Notes to the Financial Statements ........................................... 18

Disclosure of Fund Expenses.................................................. 24

Approval of Investment Advisory Contracts.................................... 25




   ----------------------------------------
              NOT FDIC-INSURED
   ----------------------------------------
      May lose value.  No bank guarantee.
   ----------------------------------------
Shares of JohnsonFamily Funds are distributed by an independent third party, SEI Investments
Distribution Co.

SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

LARGE CAP VALUE FUND


----------------------------------------------------
Sector Weightings+:

[Bar Chart Omitted]
Plot points are as follows.

29.8%  Financials
12.1%  Energy
10.3%  Industrials
 9.5%  Consumer Discretionary
 8.8%  Health Care
 6.6%  Consumer Staples
 6.0%  Utilities
 5.4%  Short-Term Investments
 4.0%  Telecommunication Services
 3.8%  Materials
 3.7%  Information Technology

+ Percentages are based on total investments.

 Number
of Shares                                    Value
----------------------------------------------------
              COMMON STOCK - 94.25%
              AEROSPACE & DEFENSE - 2.18%
     36,530   Lockheed Martin Corp.     $  3,511,994

              BANKS - 10.98%
     57,501   Bank of America Corp.        2,926,801
     78,850   National City Corp.          2,881,967
     82,820   Regions Financial Corp.      2,906,154
     36,535   SunTrust Banks, Inc.         3,084,284
     51,455   Wachovia Corp.               2,857,811
     71,455   Washington Mutual, Inc.      2,999,681
                                        ------------
                                          17,656,698
                                        ------------
              BASIC - CHEMICAL - 2.02%
     72,755   Dow Chemical Co.             3,245,601
                                        ------------
              BASIC - PAPER - 1.82%
     77,450   International Paper Co.      2,921,414
                                        ------------
              CONSUMER PRODUCTS - 1.91%
     38,405   Fortune Brands, Inc.         3,076,240
                                        ------------
              CONSUMER STAPLES - 4.35%
     83,220   Supervalu, Inc.              3,819,798
    101,463   Unilever PLC ADR             3,176,807
                                        ------------
                                           6,996,605
                                        ------------
              DIVERSIFIED MANUFACTURING - 5.96%
     40,905   3M Co.                       3,385,707
     37,725   Eaton Corp.                  3,365,447
     77,000   General Electric Co.         2,838,220
                                        ------------
                                           9,589,374
                                        ------------


 Number
of Shares                                    Value
----------------------------------------------------
              ENERGY - 12.04%
     71,380   Anadarko Petroleum Corp.  $  3,330,591
     41,310   Apache Corp.                 2,994,975
     42,090   Chevron Corp.                3,274,181
     45,915   ConocoPhillips               3,184,205
     39,625   Exxon Mobil Corp.            3,145,433
     33,760   Marathon Oil Corp.           3,428,328
                                        ------------
                                          19,357,713
                                        ------------
              ENTERTAINMENT - 1.92%
    149,570   Time Warner, Inc.            3,085,629
                                        ------------
              ENVIRONMENTAL SERVICES - 2.08%
     89,455   Waste Management, Inc.       3,346,512
                                        ------------
              FINANCIAL - 9.90%
     15,635   Bear Stearns Cos., Inc.      2,434,370
     56,050   CIT Group, Inc.              3,343,382
     65,115   Citigroup, Inc.              3,491,466
     63,485   JPMorgan Chase & Co.         3,307,569
     39,735   Morgan Stanley               3,338,137
                                        ------------
                                          15,914,924
                                        ------------
              HEALTH CARE - 3.39%
     46,915   Barr Pharmaceuticals, Inc.*  2,268,809
    119,925   Pfizer, Inc.                 3,173,216
                                        ------------
                                           5,442,025
                                        ------------
              HOTELS & LODGING - 2.12%
     98,461   Wyndham Worldwide Corp.*     3,406,751
                                        ------------
              INSURANCE - 7.44%
     85,150   Genworth Financial, Inc.,
              Class A                      3,107,124
     40,650   MBIA, Inc.                   2,827,614
    133,345   Old Republic International
               Corp.                       2,836,248
     59,065   Travelers Cos., Inc.         3,195,416
                                        ------------
                                          11,966,402
                                        ------------
              MEDICAL PRODUCTS & SERVICES - 3.57%
     55,865   GlaxoSmithKline PLC ADR      3,227,880
     39,225   Johnson & Johnson            2,519,029
                                        ------------
                                           5,746,909
                                        ------------


                                      JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT   1

SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)


 Number
of Shares                                    Value
----------------------------------------------------
              MISCELLANEOUS BUSINESS SERVICES - 2.19%
    157,060   Constellation Brands,
              Inc.*                      $ 3,519,715
                                        ------------
              PRINTING & PUBLISHING - 1.85%
     51,975   Gannett Co., Inc.            2,965,693
                                        ------------
              PROFESSIONAL SERVICES - 1.95%
     56,350   Computer Sciences Corp.*     3,129,679
                                        ------------
              REAL ESTATE INVESTMENT TRUSTS - 1.32%
     49,325   Duke Realty Corp.            2,126,401
                                        ------------
              RETAIL - 1.67%
    149,220   Gap, Inc.                    2,678,499
                                        ------------
              TECHNOLOGY - 1.72%
    117,575   Check Point Software
              Technologies*                2,768,891
                                        ------------
              TELEPHONES & TELECOMMUNICATIONS - 4.01%
    171,555   Sprint Nextel Corp.          3,436,247
     78,880   Verizon Communications, Inc. 3,011,638
                                        ------------
                                           6,447,885
                                        ------------
              TESTING LABORATORIES - 1.84%
     60,660   Quest Diagnostics, Inc.      2,965,667
                                        ------------
              UTILITIES - 6.02%
     70,945   American Electric Power
              Co., Inc.                    3,562,858
    121,820   NiSource, Inc.               2,995,554
     71,595   SCANA Corp.                  3,116,530
                                        ------------
                                           9,674,942
                                        ------------

              TOTAL COMMON STOCK
              (cost $124,358,681)        151,542,163
                                        ------------


 Number
of Shares                                    Value
----------------------------------------------------
              SHORT-TERM INVESTMENTS - 5.38%
  5,918,309   SSGA Money Market Fund,
              4.960%**                  $  5,918,309
  2,725,272   SSGA U.S. Government
              Money Market Fund,
              4.83%**                      2,725,272
                                        ------------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $8,643,581)            8,643,581
                                        ------------
              TOTAL INVESTMENTS - 99.63%
              (Cost $133,002,262)       $160,185,744
                                        ============

              PERCENTAGES ARE BASED ON NET ASSETS OF
              $160,787,386.
               * NON-INCOME PRODUCING SECURITY.
              ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD
                 AS OF APRIL 30, 2007.
              ADR -- AMERICAN DEPOSITARY RECEIPT
              PLC -- PUBLIC LIMITED COMPANY
              SSGA -- STATE STREET GLOBAL ADVISERS


              THE ACCOMPANYING NOTES ARE AN INTEGRAL
              PART OF THE FINANCIAL STATEMENTS.




2   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

SMALL CAP VALUE FUND


----------------------------------------------------
Sector Weightings+:

[Bar Chart Omitted]
Plot points are as follows.

31.7%  Financials
16.3%  Consumer Discretionary
15.3%  Industrials
10.6%  Information Technology
 6.5%  Utilities
 6.1%  Energy
 6.1%  Health Care
 3.2%  Short-Term Investments
 3.0%  Consumer Staples
 1.2%  Materials

+ Percentages are based on total investments.

 Number
of Shares                                    Value
----------------------------------------------------
              COMMON STOCK - 95.92%
              BANKS - 13.64%
     18,280   Amcore Financial, Inc.     $   522,991
     18,836   Chemical Financial Corp.       503,486
     19,380   Chittenden Corp.               563,183
     17,990   Columbia Banking System,
              Inc.                           545,996
     15,320   Community Trust Bancorp,
              Inc.                           509,543
     18,295   Independent Bank Corp.         543,362
     33,079   Old National Bancorp           591,453
     16,305   Provident Bankshares Corp.     522,412
     23,160   South Financial Group, Inc.    524,111
     27,650   Susquehanna Bancshares, Inc.   616,042
                                         -----------
                                           5,442,579
                                         -----------
              BASIC - CHEMICAL - 1.34%
     31,185   Olin Corp.                     534,511
                                         -----------
              CONSUMER STAPLES - 1.69%
     51,805   Prestige Brands Holdings,
              Inc.*                          673,983
                                         -----------
              DIVERSIFIED MANUFACTURING - 1.64%
     47,935   Blount International, Inc.*    653,354
                                         -----------
              ELECTRICAL SERVICES - 1.51%
     10,710   Integrys Energy Group, Inc.    600,831
                                         -----------
              ENERGY - 6.01%
     39,145   Bronco Drilling Co., Inc.*     707,742
     38,925   Callon Petroleum Co.*          537,165
     20,315   Hornbeck Offshore Services,
              Inc.*                          642,563
     12,555   Swift Energy Co.*              510,361
                                         -----------
                                           2,397,831
                                         -----------
              ENTERTAINMENT - 1.47%
     52,215   Multimedia Games, Inc.*        584,808
                                         -----------
              FINANCIAL - 3.07%
     15,150   Gamco Investors, Inc.,
              Class A                        691,143
     30,350   MCG Capital Corp.              534,767
                                         -----------
                                           1,225,910
                                         -----------


 Number
of Shares                                    Value
----------------------------------------------------
              GAS/NATURAL GAS - 1.59%
     18,755   WGL Holdings, Inc.         $   634,669
                                         -----------
              HEALTH CARE - 1.39%
    101,445   Angiotech Pharmaceuticals,
              Inc.*                          552,875
                                         -----------
              INDUSTRIAL - 1.69%
     24,525   EDO Corp.                      674,438
                                         -----------
              INSURANCE - 5.93%
     29,335   Horace Mann Educators Corp.    617,208
     27,190   Presidential Life Corp.        516,882
     24,890   Selective Insurance Group      649,131
     14,495   Stewart Information Services
              Corp.                          582,989
                                         -----------
                                           2,366,210
                                         -----------
              LEASING & RENTAL - 1.78%
     21,240   United Rentals, Inc.*          711,540
                                         -----------
              MACHINERY - 3.18%
     16,105   Albany International Corp.,
              Class A                        616,822
     17,255   Gardner Denver,  Inc.*         652,239
                                         -----------
                                           1,269,061
                                         -----------
              MEDICAL PRODUCTS & SERVICES - 3.02%
     17,110   LifePoint Hospitals, Inc.*     624,686
     32,405   Res-Care, Inc.*                580,050
                                         -----------
                                           1,204,736
                                         -----------
              MISCELLANEOUS BUSINESS SERVICES - 4.49%
     26,840   Acxiom Corp.                   606,584
     19,975   Computer Programs & Systems,
              Inc.                           636,204
     15,755   G&K Services, Inc., Class A    549,849
                                         -----------
                                           1,792,637
                                         -----------
              MISCELLANEOUS CONSUMER SERVICES - 1.36%
     14,205   Regis Corp.                    543,057
                                         -----------
              PRINTING & PUBLISHING - 5.86%
     31,955   Belo Corp., Class A            615,773
     23,585   Ennis, Inc.                    576,653
     44,720   Journal Communications, Inc.,
              Class A                        603,273
     14,710   Media General, Inc.,
              Class A                        540,445
                                         -----------
                                           2,336,144
                                         -----------
              RAILROADS - 1.21%
     21,045   Greenbrier Cos., Inc.          482,772
                                         -----------


                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 3

SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)


 Number
of Shares                                    Value
----------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS - 8.75%
     12,530   First Industrial Realty
              Trust, Inc.                  $ 548,689
     15,410   Healthcare Realty Trust,
              Inc.                           524,864
     11,145   Parkway Properties, Inc.       590,685
     13,550   Pennsylvania Real Estate
              Investment Trust               629,533
     28,160   Strategic Hotels & Resorts,
              Inc.                           609,664
     32,335   Urstadt Biddle Properties,
              Inc., Class A                  586,557
                                         -----------
                                           3,489,992
                                         -----------
              RETAIL - 8.40%
     27,370   Borders Group, Inc.            577,781
     25,700   Cato Corp., Class A            555,377
     41,000   Finish Line, Class A           540,790
     38,240   Furniture Brands
              International, Inc.            614,899
     11,565   Pantry, Inc.*                  520,309
     20,255   Ruby Tuesday, Inc.             542,024
                                         -----------
                                           3,351,180
                                         -----------
              RUBBER & PLASTIC - 1.83%
     25,990   Tupperware Brands Corp.        730,839
                                         -----------
              SEMI-CONDUCTOR - 1.59%
     46,980   Exar Corp.*                    633,290
                                         -----------
              TECHNOLOGY - 5.84%
     36,260   Actel Corp.*                   530,846
     32,120   DSP Group, Inc.*               593,256
     23,840   Sybase, Inc.*                  576,690
     33,905   Vignette Corp.*                627,921
                                         -----------
                                           2,328,713
                                         -----------
              TELEPHONES & TELECOMMUNICATIONS - 1.63%
     25,750   Inter-Tel, Inc.                649,415
                                         -----------
              TRANSPORTATION - 2.80%
     36,915   Wabash National Corp.          574,397
     13,650   YRC Worldwide, Inc.*           543,134
                                         -----------
                                           1,117,531
                                         -----------
              UTILITIES - 3.21%
     13,060   Allete, Inc.                   632,235
     18,000   MGE Energy, Inc.               650,160
                                         -----------
                                           1,282,395
                                         -----------

              TOTAL COMMON STOCK
              (cost $37,947,069)          38,265,301
                                         -----------


 Number
of Shares                                    Value
----------------------------------------------------
              SHORT-TERM INVESTMENTS - 3.13%
  1,144,537   SSGA Money Market Fund,
              4.960%**                   $ 1,144,537
    103,207   SSGA U.S. Government
              Money Market Fund,
              4.830%**                       103,207
                                         -----------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $1,247,744)            1,247,744
                                         -----------
              TOTAL INVESTMENTS - 99.05%
              (Cost $39,194,813)         $39,513,045
                                         ===========
                                         -----------
              PERCENTAGES ARE BASED ON NET ASSETS OF
              $39,891,178.
               * NON-INCOME PRODUCING SECURITY.
              ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD
                 AS OF APRIL 30, 2007.
              SSGA -- STATE STREET GLOBAL ADVISERS


              THE ACCOMPANYING NOTES ARE AN INTEGRAL
              PART OF THE FINANCIAL STATEMENTS.


4   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

INTERNATIONAL VALUE FUND


----------------------------------------------------
Sector Weightings+:

[Bar Chart Omitted]
Plot points are as follows.

26.5%  Financials
15.6%  Consumer Discretionary
 9.4%  Industrials
 8.9%  Materials
 8.1%  Consumer Staples
 7.9%  Energy
 7.5%  Health Care
 5.1%  Utilities
 4.4%  Short-Term Investments
 3.7%  Information Technology
 2.9%  Telecommunication Services

+ Percentages are based on total investments.

 Number
of Shares                                    Value
-----------------------------------------------------
              FOREIGN STOCKS - 95.28%
              AUSTRALIA - 4.53%
    135,000   Amcor Ltd.                $    837,134
     35,000   Australia & New Zealand
              Banking Group Ltd.             891,445
    142,000   Fosters Group Ltd.             755,256
    420,000   Investa Property Group         933,396
     23,700   National Australia Bank
              Ltd.                           848,246
     78,000   Santos Ltd.                    729,737
                                        ------------
                                           4,995,214
                                        ------------
              AUSTRIA - 2.40%
      4,500   Mayr-Melnhof Karton AG       1,058,657
     11,200   OMV AG                         715,352
     12,000   Wienerberger AG                869,625
                                        ------------
                                           2,643,634
                                        ------------
              BELGIUM - 2.30%
     31,000   AGFA-Gevaert                   752,651
     30,000   Dexia                          983,855
     17,500   Fortis                         792,209
                                        ------------
                                           2,528,715
                                        ------------
              CANADA - 5.86%
     18,300   Alcan, Inc.                  1,082,120
     28,000   Biovail Corp.                  687,870
     19,000   Biovail Corp.                  463,410
     12,200   Husky Energy, Inc.             934,470
     10,300   Magna International, Inc.,
              Class A                        818,762
     17,000   Petro-Canada                   759,128
     16,400   Royal Bank of Canada           858,027
     14,000   Toronto-Dominion Bank          858,888
                                        ------------
                                           6,462,675
                                        ------------
              DENMARK - 0.70%
     16,400   Danske Bank A/S                771,956
                                        ------------


 Number
of Shares                                    Value
----------------------------------------------------
              FINLAND - 4.11%
     28,000   Ahlstrom Oyj              $    882,726
     13,000   Cargotec Corp., B Shares       812,045
     40,500   Nokia Oyj                    1,031,389
     53,000   Stora Enso Oyj, R Shares       975,039
     26,000   Tietoenator Oyj                829,610
                                        ------------
                                           4,530,809
                                        ------------
              FRANCE - 6.56%
        233   Arkema                          14,007
      7,100   BNP Paribas                    829,930
     12,000   Carrefour SA                   927,436
      8,500   Cie de Saint-Gobain            914,696
     12,500   Peugeot SA                   1,019,987
      9,000   Sanofi-Aventis                 828,846
     12,100   Societe BIC SA                 886,780
      5,200   Societe Generale             1,110,641
      9,348   Total SA                       694,788
     10,800   Total SA STRIP VVPR*               147
                                        ------------
                                           7,227,258
                                        ------------
              GERMANY - 8.26%
      4,000   Allianz SE                     910,021
      7,500   BASF AG                        894,907
     13,400   Celesio AG                     963,583
      5,500   Deutsche Bank AG               850,450
     44,000   Deutsche Telekom AG            803,461
      5,500   E.ON AG                        828,081
      6,000   Fresenius Medical Care AG      904,180
     17,000   Lanxess                        933,140
      2,100   Puma AG Rudolf Dassler
              Sport                          960,108
      8,700   Siemens AG                   1,059,108
                                        ------------
                                           9,107,039
                                        ------------
              HONG KONG - 7.19%
    230,000   Cheung Kong Infrastructure
              Holdings Ltd.                  826,339
     89,000   China Mobile Hong Kong Ltd.    813,048
    800,000   China Petroleum & Chemical
              Corp., Class H                 703,724
    126,400   CLP Holdings Ltd.              928,455
    280,000   Hang Lung Group Ltd.         1,077,577
     24,800   HSBC Holdings PLC              457,553
  3,500,000   Oriental Press Group           711,523
     69,500   Swire Pacific Ltd., Class A    797,523
    600,000   Techtronic Industries Co.      802,429
    230,000   Yue Yuen Industrial
              Holdings                       807,224
                                        ------------
                                           7,925,395
                                        ------------

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 5

SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

 Number
of Shares                                    Value
----------------------------------------------------
              IRELAND - 2.40%
     28,000   Allied Irish Banks PLC    $    851,774
     40,000   Bank of Ireland                859,798
    200,000   Independent News & Media
              PLC                            938,272
                                        ------------
                                           2,649,844
                                        ------------
              JAPAN - 18.78%
     23,000   Aderans Co. Ltd.               515,794
     42,000   Belluna Co. Ltd.               531,392
     15,000   Canon, Inc.                    847,245
        100   East Japan Railway Co.         814,192
     22,000   Fuji Photo Film Co. Ltd.       916,782
    120,000   Fujitsu Ltd.                   759,131
      8,000   Funai Electric Co. Ltd.        637,296
    131,000   Hino Motors Ltd.               725,677
     20,000   Honda Motor Co. Ltd.           691,184
     28,000   Kao Corp.                      770,846
     81,000   Kubota Corp.                   772,687
     30,000   Kyushu Electric Power Co.,
              Inc.                           848,500
     40,000   Mitsubishi Corp.               858,541
         56   Mitsubishi UFJ Financial
              Group, Inc.                    585,750
     47,000   Namco Bandai Holdings, Inc.    767,307
        155   Nippon Telegraph &
              Telephone Corp.                773,022
     60,000   Nissan Motor Co. Ltd.          610,016
     40,000   Nomura Holdings, Inc.          774,863
     12,000   Sankyo Co. Ltd.                528,179
     33,700   Sega Sammy Holdings, Inc.      767,031
     18,000   Sony Corp.                     966,989
    107,000   Sumitomo Chemical Co. Ltd.     712,707
    180,000   Taiheiyo Cement Corp.          777,206
     11,000   Takeda Pharmaceutical Co.
              Ltd.                           716,121
     65,000   Tanabe Seiyaku Co. Ltd.        846,868
     21,400   Tokyo Electric Power Co.,
              Inc.                           712,707
     40,000   Toyo Suisan Kaisha Ltd.        798,293
     11,000   Toyota Motor Corp.             673,779
                                        ------------
                                          20,700,105
                                        ------------
              LUXEMBOURG - 0.80%
     45,000   SES                            884,364

              MEXICO - 0.75%
    255,120   Cemex SAB de CV                830,300


 Number
of Shares                                    Value
----------------------------------------------------
              NETHERLANDS - 6.16%
     24,400   ABN AMRO Holding NV       $  1,196,473
     37,880   Aegon NV                       787,347
     19,000   CSM                            731,497
     18,250   Heineken Holding NV            850,071
     17,850   ING Groep NV                   819,502
     20,000   Koninklijke Philips
              Electronics NV, NY Shares      820,800
     37,000   OCE NV                         699,371
     25,400   Royal Dutch Shell PLC,
              A Shares                       888,461
                                        ------------
                                           6,793,522
                                        ------------
              NORWAY - 0.74%
     57,000   DnB NOR ASA                    819,441
                                        ------------
              SINGAPORE - 1.54%
     59,000   DBS Group Holdings Ltd.        826,939
    245,750   Fraser And Neave Ltd.          873,232
                                        ------------
                                           1,700,171
                                        ------------
              SPAIN - 0.69%
     23,000   Repsol YPF SA                  760,881
                                        ------------
              SWEDEN - 2.59%
     28,000   Skandinaviska Enskilda
              Banken AB, Class A           1,035,128
     42,000   SKF AB, B Shares               928,171
     23,000   Swedbank AB, A Shares          894,855
                                        ------------
                                           2,858,154
                                        ------------
              SWITZERLAND - 2.30%
      2,200   Nestle SA                      874,658
     15,000   Novartis AG                    871,350
      8,300   Swiss Reinsurance              785,498
                                        ------------
                                           2,531,506
                                        ------------
              UNITED KINGDOM - 16.62%
     40,000   Alliance & Leicester PLC       915,927
     45,293   Alliance Boots PLC           1,015,841
     11,000   AstraZeneca PLC                602,752
     51,800   Barclays PLC                   753,630
    107,000   BP PLC                       1,210,073
     72,000   Cadbury Schweppes PLC          958,963
     23,874   GlaxoSmithKline PLC            691,813
     36,000   HBOS PLC                       779,698
     42,000   HSBC Holdings PLC              779,458
     43,400   Kelda Group PLC                808,911



6   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

INTERNATIONAL VALUE FUND (CONCLUDED)


 Number
of Shares                                     Value
----------------------------------------------------
              UNITED KINGDOM (CONTINUED)
    243,120   Legal & General Group PLC $    752,153
     52,000   Provident Financial PLC        810,095
     60,000   Prudential PLC                 898,728
     30,000   Punch Taverns PLC              782,337
    280,000   Rentokil Initial PLC           972,922
     18,300   Royal Bank of Scotland
              Group PLC                      706,324
     17,469   Royal Dutch Shell PLC,
              B Shares                       620,100
     42,000   Shire PLC                      982,721
     75,000   Trinity Mirror PLC             807,685
     26,150   Unilever PLC                   824,182
     50,000   United Utilities PLC           748,940
    315,000   Vodafone Group PLC             903,978
                                        ------------
                                          18,327,231
                                        ------------

              TOTAL FOREIGN STOCKS
              (cost $66,124,863)         105,048,214
                                        ------------

              FOREIGN PREFERRED STOCK - 1.70%
              BRAZIL - 1.70%
     29,400   Cia Vale do Rio Doce,
              Class A                      1,011,823
     38,400   Petroleo Brasileiro SA         863,409
                                        ------------
                                           1,875,232
                                        ------------

              TOTAL FOREIGN PREFERRED STOCK
              (cost $302,581)              1,875,232
                                        ------------

              SHORT-TERM INVESTMENTS - 4.51%
  4,876,019   SSGA Money Market Fund,
              4.960%**                     4,876,019
    101,941   SSGA U.S. Government
              Money Market Fund,
              4.830%**                       101,941
                                        ------------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $4,977,960)            4,977,960
                                        ------------
              TOTAL INVESTMENTS - 101.49%
              (Cost $71,405,404)        $111,901,406
                                        ============


              PERCENTAGES ARE BASED ON NET ASSETS OF
              $110,257,344.
               * NON-INCOME PRODUCING SECURITY.
              ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD
                 AS OF APRIL 30, 2007.
              LTD -- LIMITED
              NY -- NEW YORK
              PLC -- PUBLIC LIMITED COMPANY
              SSGA -- STATE STREET GLOBAL ADVISERS


              THE ACCOMPANYING NOTES ARE AN INTEGRAL
              PART OF THE FINANCIAL STATEMENTS.


                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 7

SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND


----------------------------------------------------
Sector Weightings+:

[Bar Chart Omitted]
Plot points are as follows.

39.6% U.S. Government Agency Obligations
23.0% U.S. Treasury Obligations
18.7% Financials
 7.3% Industrials
 6.3% Banks
 1.8% Telecommunication Services
 1.8% Utilities
 1.5% Short-Term Investments

+ Percentages are based on total investments.

Principal
 Amount                                      Value
----------------------------------------------------
              CORPORATE BONDS - 35.48%
              BANKS - 7.91%
 $1,000,000   Citigroup, Inc.
              Global Notes,
               3.500%, 02/01/08          $   987,114
    500,000   Fleet National Bank
              Sub Notes
              (Bank of America),
              5.750%, 01/15/09               504,895
  1,000,000   Key Bank NA Oregon
              Sub Notes
              (KeyCorp),
              7.375%, 09/15/08             1,025,776
  1,000,000   SouthTrust Bank NA
              Sub Notes,
              Putable @ 100 on 01/09/08,
              6.125%, 01/09/28             1,039,002
  1,000,000   Wells Fargo & Co.
              Global Notes,
              3.500%, 04/04/08               983,424
                                         -----------
                                           4,540,211
                                         -----------
              FINANCIAL - 9.74%
  1,000,000   Bear Stearns Co., Inc.,
              5.700%, 11/15/14             1,013,183
    500,000   Donaldson, Lufkin &
               Jenrette, Inc. Sr. Notes
              (Credit Suisse First Boston),
              6.500%, 04/01/08               504,485
  1,000,000   Goldman Sachs Group, Inc.
              Global Bonds,
              6.875%, 01/15/11             1,058,279
  1,000,000   International Lease Finance
              Corp. (American International
              Group),  MTN,  Series M,
              5.800%, 08/15/07             1,000,680
  1,000,000   Lehman Brothers Holdings,
              Inc. Global Notes,
              8.250%, 06/15/07             1,003,238

Principal
 Amount                                      Value
----------------------------------------------------
 $  500,000   MBIA Global Funding MTN,
              5.410%, 02/11/08           $   499,366
    500,000   Merrill Lynch & Co., Inc.
              Global Notes,
              6.000%, 02/17/09               507,090
                                         -----------
                                           5,586,321
                                         -----------
              FOOD - 1.71%
  1,000,000   Kraft Foods, Inc.
              Sub Notes,
              4.000%, 10/01/08               981,436
                                         -----------
              INDUSTRIAL - 7.07%
  1,000,000   General Electric Capital
              Corp. Global Notes, MTN,
              Series A,
              7.375%, 01/19/10             1,059,493
  2,000,000   General Motors Acceptance
              Corp. Global Notes,
              6.125%, 08/28/07             1,997,466
  1,000,000   John Deere Capital Corp.
              Global Notes,
              4.500%, 08/22/07               997,603
                                         -----------
                                           4,054,562
                                         -----------
              RETAIL - 3.55%
  1,000,000   McDonald's Corp. MTN,
              Series F,
              5.350%, 09/15/08             1,000,220
  1,000,000   Wal-Mart Stores, Inc.
              Global Notes,
              6.875%, 08/10/09             1,038,810
                                         -----------
                                           2,039,030
                                         -----------
              TELEPHONES & TELECOMMUNICATIONS - 3.74%
  1,000,000   AT&T Broadband Global Notes
              (Comcast Corp.),
              8.375%, 03/15/13             1,146,709
  1,000,000   Verizon Global Funding Corp.
              Global Notes,
              6.125%, 06/15/07             1,000,695
                                         -----------
                                           2,147,404
                                         -----------
              UTILITIES - 1.76%
  1,000,000   Public Service Electric
              & Gas Notes,
              Putable @ 100 on 05/01/08,
              6.375%, 05/01/08             1,009,323
                                         -----------

              TOTAL CORPORATE BONDS
              (cost $20,190,640)          20,358,287
                                         -----------






8   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS APRIL 30, 2007 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND (CONCLUDED)


  Principal
    Amount                                   Value
------------------------------------------------------

              U.S. GOVERNMENT AGENCY
              OBLIGATIONS - 39.13%
 $1,400,000   Fannie Mae,
              5.750%, 06/29/09           $ 1,401,122
  4,000,000   Fannie Mae,
              5.375%, 11/15/11             4,091,828
  1,000,000   Federal Farm Credit Bank MTN,
              5.240%, 10/01/08             1,003,702
  1,000,000   Federal Home Loan Bank,
              6.500%, 08/14/09             1,035,719
  1,000,000   Federal Home Loan Bank,
              5.890%, 06/30/08             1,008,890
  1,000,000   Federal Home Loan Bank,
              5.250%, 11/14/08             1,004,174
  5,000,000   Federal Home Loan Bank,
              4.500%, 09/16/13             4,896,330
  2,000,000   Freddie Mac,
              5.125%, 10/15/08             2,004,760
  5,000,000   Freddie Mac MTN,
              5.250%, 11/20/09             4,997,820
  1,000,000   Private Export Funding Corp.
              (U.S. Government Guaranteed),
              Series B,
              6.490%, 07/15/07             1,002,300
                                         -----------

              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (cost $22,474,872)          22,446,645
                                         -----------
              U.S. TREASURY OBLIGATIONS - 22.77%
  8,750,000   United  States Treasury Bond,
              7.500%, 11/15/16            10,647,350
  2,400,000   United States Treasury Note,
              5.625%, 05/15/08             2,416,968
                                         -----------

              TOTAL U.S. TREASURY OBLIGATIONS
              (cost $13,290,079)          13,064,318
                                         -----------


 Number
of Shares                                     Value
----------------------------------------------------
              SHORT-TERM INVESTMENTS - 1.50%
    556,059   SSGA Money Market Fund,
              4.960%*,                   $   556,059
    305,369   SSGA U.S. Government
              Money Market Fund,
              4.830%*                        305,369
                                         -----------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $861,428)                861,428
                                         -----------
              TOTAL INVESTMENTS - 98.88%
              (Cost $56,817,019)         $56,730,678
                                         ===========

              PERCENTAGES ARE BASED ON NET ASSETS OF
              $57,372,478.
              * RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD
                AS OF APRIL 30, 2007.
              MTN -- MEDIUM TERM NOTE
              NA -- NATIONAL ASSOCIATION
              SUB -- SUBORDINATED
              SR. -- SENIOR
              SSGA -- STATE STREET GLOBAL ADVISERS


              THE ACCOMPANYING NOTES ARE AN INTEGRAL
              PART OF THE FINANCIAL STATEMENTS.

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 9

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2007 (UNAUDITED)


                                                    LARGE CAP         SMALL CAP      INTERNATIONAL     INTERMEDIATE
                                                    VALUE FUND        VALUE FUND       VALUE FUND    FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
Investments at cost                                $133,002,262      $39,194,813     $ 71,405,404        $56,817,019
Foreign Currency at cost                                     --               --           70,480                 --
                                                   ============      ===========     ============        ===========

ASSETS:
Investments at value                               $160,185,744      $39,513,045     $111,901,406        $56,730,678
Foreign currency at value                                    --               --           70,442                 --
Receivable for capital shares sold                      796,110           88,756          119,565             85,013
Receivable for investment securities sold                    --          882,293               --                --
Dividends and interest receivable                       181,723          110,731          557,079          1,011,076
Foreign tax reclaim receivable                               --               --           78,295                 --
Prepaid Expenses                                          7,469            7,469            7,471              7,472
                                                   ------------      -----------     ------------        -----------
   TOTAL ASSETS                                     161,171,046       40,602,294      112,734,258         57,834,239
                                                   ------------      -----------     ------------        -----------

LIABILITIES:
Payable for investment securities purchased                  --          607,983          879,187                 --
Payable for capital shares redeemed                     156,031           28,565        1,407,780            296,312
Income distribution payable                                  --               --               --             80,337
Investment advisory fees payable                         97,224           24,950           80,981             17,299
Distribution fees payable                                83,777            7,365           44,829             26,817
Administrative fees payable                              11,613            7,258           11,463              7,533
Directors' fees payable                                   7,625            7,626            7,626              7,625
Payable to custodian                                         --               --               61                 --
Other accrued expenses                                   27,390           27,369           44,987             25,838
                                                   ------------      -----------     ------------        -----------
   TOTAL LIABILITIES                                    383,660          711,116        2,476,914            461,761
                                                   ------------      -----------     ------------        -----------
   NET ASSETS                                      $160,787,386      $39,891,178     $110,257,344        $57,372,478
                                                   ============      ===========     ============        ===========
NET ASSETS:
Paid-in-Capital
   (unlimited authorization, no par value)          126,173,171       35,731,820       63,537,196         58,117,897
Undistributed net investment income                      93,466           82,137          660,833                263
Accumulated net realized gain (loss)
   on investments                                     7,337,267        3,758,989        5,556,711           (659,341)
Net unrealized appreciation (depreciation)
   on investments                                    27,183,482          318,232       40,496,002            (86,341)
Net unrealized appreciation on foreign currencies
   and translation of other assets and liabilities
   denominated in foreign currencies                         --               --            6,602                 --
                                                   ------------      -----------     ------------        -----------
NET ASSETS                                         $160,787,386      $39,891,178     $110,257,344        $57,372,478
                                                   ============      ===========     ============        ===========
Total shares outstanding at end of period            13,785,413        3,831,647        6,303,233          5,826,505
Net asset value, offering and redemption
   price per share
   (net assets / shares outstanding)                     $11.66           $10.41           $17.49              $9.85
                                                   ============      ===========     ============        ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



10   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT


STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)


                                                    LARGE CAP         SMALL CAP      INTERNATIONAL     INTERMEDIATE
                                                    VALUE FUND        VALUE FUND       VALUE FUND    FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of
   $0, $0, $184,263, and $0, respectively)          $ 1,721,657       $  417,575      $ 1,385,793          $      --
Interest                                                185,604           24,440           62,648          1,382,804
                                                    -----------       ----------      -----------         ----------
   TOTAL INVESTMENT INCOME                            1,907,261          442,015        1,448,441          1,382,804
                                                    -----------       ----------      -----------         ----------

EXPENSES:
Investment advisory fees                                556,845          150,881          458,823            130,556
Distribution fees                                        81,671           34,200           71,373             24,661
Administration and fund accounting fees                  66,728           43,377           66,608             47,208
Transfer agent fees and expenses                         11,763           14,422           14,692             11,481
Directors' fees and expenses                             11,448           11,448           11,448             11,448
Audit fees                                                9,385            9,385            9,385              9,385
Custody fees                                              8,791            4,627           46,543              4,271
Federal and state registration fees                       8,130            8,114            8,106              8,095
Legal fees                                                6,423            6,423            6,424              6,423
Printing fees                                             5,609            5,610            5,609              5,610
Operating expenses                                          728              762              739                728
Miscellaneous (See note 9)                                8,202            6,467            9,893              9,483
                                                    -----------       ----------      -----------         ----------
   TOTAL EXPENSES                                       775,723          295,716          709,643            269,349
Less:
   Waiver of investment advisory fees                        --               --               --            (22,755)
                                                    -----------       ----------      -----------         ----------
   TOTAL NET EXPENSES                                   775,723          295,716          709,643            246,594
                                                    -----------       ----------      -----------         ----------
NET INVESTMENT INCOME                                 1,131,538          146,299          738,798          1,136,210
                                                    -----------       ----------      -----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments               7,339,729        3,768,452        5,547,636            (73,794)
Net realized gain on foreign currency transactions           --               --            9,533                 --
Net change in unrealized appreciation (depreciation)
   on investments                                     5,064,167       (1,889,671)       9,840,012            131,079
Net change in unrealized appreciation on foreign
   currency exchange contracts, foreign  currencies,
   and  translation of other assets and liabilities
   denominated in foreign currencies                         --              --             5,161                 --
                                                    -----------       ----------      -----------         ----------
Net gain on investments and foreign
   currency transactions                             12,403,896        1,878,781       15,402,342             57,285
                                                    -----------       ----------      -----------         ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                  $13,535,434       $2,025,080      $16,141,140         $1,193,495
                                                    ===========       ==========      ===========         ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                     JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT   11

STATEMENTS OF CHANGES IN NET ASSETS

                                                      LARGE CAP                              SMALL CAP
                                                     VALUE FUND                              VALUE FUND
                                        -----------------------------------   -------------------------------------
                                            SIX MONTHS        FISCAL YEAR        SIX MONTHS           FISCAL YEAR
                                              ENDED              ENDED             ENDED                 ENDED
                                          APRIL 30, 2007      OCTOBER 31,      APRIL 30, 2007         OCTOBER 31,
                                           (UNAUDITED)           2006           (UNAUDITED)              2006
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                     $  1,131,538        $ 1,945,931     $     146,299          $   133,211
Net realized gain (loss) on investments      7,339,729          4,648,314         3,768,452            9,561,843
Net realized gain (loss) on foreign
   currency transactions                            --                 --                --                   --
Net change in unrealized appreciation
   (depreciation) on investments             5,064,167         15,285,766        (1,889,671)            (241,581)
Net change in unrealized appreciation
   on foreign currency exchange
   contracts, foreign currencies,
   and translation of other assets
   and liabilities denominated in
   foreign currencies                               --                 --                --                   --
                                           -----------        -----------       -----------         ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                          13,535,434         21,880,011         2,025,080            9,453,473
                                           -----------        -----------       -----------         ------------
DISTRIBUTIONS FROM:
Net investment income                       (1,158,095)        (2,025,487)         (166,661)            (209,864)
Net realized capital gains                  (4,627,470)        (9,384,715)       (9,336,805)          (6,729,671)
                                           -----------        -----------       -----------         ------------
TOTAL DISTRIBUTIONS                         (5,785,565)       (11,410,202)       (9,503,466)          (6,939,535)
                                           -----------        -----------       -----------         ------------
CAPITAL STOCK TRANSACTIONS(1):
Shares sold                                 17,094,666         30,503,220         2,885,563            4,973,274
Proceeds from reinvestment of
   distributions                             4,840,400          9,418,056         8,676,366            6,322,821
Redemption fees(2)                                  --              3,322                33                   20
Shares redeemed                             (8,696,324)       (23,961,132)       (6,056,047)         (28,064,386)
                                           -----------        -----------       -----------         ------------
NET INCREASE (DECREASE) FROM SHARE
   TRANSACTIONS                             13,238,742         15,963,466         5,505,915          (16,768,271)
                                           -----------        -----------       -----------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     20,988,611         26,433,275        (1,972,471)         (14,254,333)
                                           -----------        -----------       -----------         ------------
NET ASSETS:
Beginning of year                          139,798,775        113,365,500        41,863,649           56,117,982
                                           -----------        -----------       -----------         ------------
End of year                               $160,787,386       $139,798,775      $ 39,891,178         $ 41,863,649
                                          ============       ============      ============         ============
UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS AT END
   OF PERIOD                              $     93,466       $    120,023      $     82,137         $    102,499
                                          ============       ============      ============         ============


                                                INTERNATIONAL                              INTERMEDIATE
                                                 VALUE FUND                              FIXED INCOME FUND
                                        -----------------------------------   -------------------------------------
                                         SIX MONTHS            FISCAL YEAR       SIX MONTHS          FISCAL YEAR
                                            ENDED                 ENDED            ENDED                ENDED
                                        APRIL 30, 2007         OCTOBER 31,      APRIL 30, 2007        OCTOBER 31,
                                         (UNAUDITED)              2006           (UNAUDITED)             2006
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                   $    738,798        $   1,768,060        $  1,136,210       $   2,211,157
Net realized gain (loss) on investments    5,547,636            8,616,890             (73,794)            (66,563)
Net realized gain (loss) on foreign
   currency transactions                       9,533             (101,036)                 --                  --
Net change in unrealized appreciation
   (depreciation) on investments           9,840,012           10,936,763             131,079             275,588
Net change in unrealized appreciation
   on foreign currency exchange
   contracts, foreign currencies,
   and translation of other assets
   and liabilities denominated in
   foreign currencies                          5,161                4,936                  --                  --
                                        ------------         ------------        ------------        ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                        16,141,140           21,225,613           1,193,495           2,420,182
                                        ------------         ------------        ------------        ------------
DISTRIBUTIONS FROM:
Net investment income                     (1,644,585)          (1,451,780)         (1,136,083)        (2,211,408)
Net realized capital gains                (8,607,538)          (3,738,690)                 --                  --
                                        ------------         ------------        ------------        ------------
TOTAL DISTRIBUTIONS                      (10,252,123)          (5,190,470)         (1,136,083)        (2,211,408)
                                        ------------         ------------        ------------        ------------
CAPITAL STOCK TRANSACTIONS(1):
Shares sold                               14,178,252           33,076,527           3,238,268           9,769,006
Proceeds from reinvestment of
   distributions                           8,213,179            4,081,306             619,413           1,191,842
Redemption fees(2)                                62                2,551                  --                  --
Shares redeemed                          (16,966,159)         (42,870,112)         (6,346,954)        (18,066,511)
                                        ------------         ------------        ------------        ------------
NET INCREASE (DECREASE) FROM SHARE
   TRANSACTIONS                            5,425,334           (5,709,728)         (2,489,273)         (7,105,663)
                                        ------------         ------------        ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS   11,314,351           10,325,415          (2,431,861)         (6,896,889)
                                        ------------         ------------        ------------        ------------
NET ASSETS:
Beginning of year                         98,942,993           88,617,578          59,804,339          66,701,228
                                        ------------         ------------        ------------        ------------
End of year                             $110,257,344         $ 98,942,993        $ 57,372,478        $ 59,804,339
                                        ============         ============        ============        ============
UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS AT END
   OF PERIOD                              $  660,833         $  1,566,620              $  263             $   136
                                        ============         ============        ============        ============


(1) SEE NOTE 3 IN THE NOTES TO THE FINANCIAL STATEMENTS.
(2) SEE NOTE 6 IN THE NOTES TO THE FINANCIAL STATEMENTS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



12 & 13   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

                                                                                    LARGE CAP
                                                                                    VALUE FUND
                                            ----------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED      FISCAL YEAR    FISCAL YEAR    FISCAL YEAR     FISCAL YEAR   FISCAL YEAR
                                            APRIL 30, 2007     ENDED          ENDED          ENDED          ENDED          ENDED
                                              (UNAUDITED)  OCT. 31, 2006  OCT. 31, 2005  OCT. 31, 2004   OCT. 31, 2003 OCT. 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $  11.09      $  10.28      $   9.83         $  8.63        $  7.01       $  8.34
                                               --------      --------      --------         -------        -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                              0.09          0.16          0.16            0.11           0.11          0.10
Net realized and unrealized gain (loss)
   on investments                                  0.94          1.71*         0.89*           1.20*          1.62*        (1.20)
                                               --------      --------      --------         -------        -------       -------
     TOTAL FROM INVESTMENT OPERATIONS              1.03          1.87          1.05            1.31           1.73         (1.10)
                                               --------      --------      --------         -------        -------       -------
LESS DISTRIBUTIONS PAID:
From net investment income                        (0.09)        (0.17)        (0.16)          (0.11)         (0.11)        (0.09)
From net realized capital gains                   (0.37)        (0.89)        (0.44)             --             --         (0.14)
                                               --------      --------      --------         -------        -------       -------
     TOTAL DISTRIBUTIONS                          (0.46)        (1.06)        (0.60)          (0.11)         (0.11)        (0.23)
                                               --------      --------      --------         -------        -------       -------
NET ASSET VALUE, END OF YEAR                   $  11.66      $  11.09      $  10.28         $  9.83        $  8.63       $  7.01
                                               --------      --------      --------         -------        -------       -------
TOTAL RETURN (1)                                   9.46%**      19.71%        10.80%         15.27%(2)       24.93%       (13.64)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000s)                 $160,787      $139,799      $113,366         $94,038        $71,662       $48,022
                                               --------      --------      --------         -------        -------       -------
Ratio of expenses to average net assets,
   net of waivers  and reimbursements              1.04%***      1.06%         1.07%           1.17%          1.34%         1.40%
Ratio of expenses to average net assets,
   before waivers  and reimbursements             1.04%***       1.06%         1.07%           1.24%          1.34%         1.40%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                             1.52%***       1.61%         1.62%           1.16%          1.49%         1.26%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                             1.52%***       1.61%         1.62%           1.09%          1.49%         1.26%
Portfolio turnover rate                             23%**          46%           54%             38%            51%           44%



                                                                                  SMALL CAP
                                                                                  VALUE FUND
                                            ----------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED      FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                            APRIL 30, 2007     ENDED          ENDED          ENDED          ENDED          ENDED
                                              (UNAUDITED)  OCT. 31, 2006  OCT. 31, 2005  OCT. 31, 2004  OCT. 31, 2003  OCT. 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR             $ 12.79        $ 11.96         $ 13.26        $ 12.61       $  9.13        $ 11.45
                                               -------        -------         -------        -------       -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                             0.03           0.04            0.04           0.04          0.05           0.05
Net realized and unrealized gain (loss)
   on investments                                 0.56*          2.34*           0.93*          1.04*         3.49*         (0.97)*
                                               -------        -------         -------        -------       -------        -------
     TOTAL FROM INVESTMENT OPERATIONS             0.59           2.38            0.97           1.08          3.54          (0.92)
                                               -------        -------         -------        -------       -------        -------
LESS DISTRIBUTIONS PAID:
From net investment income                       (0.04)         (0.04)          (0.04)         (0.04)        (0.06)         (0.09)
From net realized capital gains                  (2.93)         (1.51)          (2.23)         (0.39)           --          (1.31)
                                               -------        -------         -------        -------       -------        -------
     TOTAL DISTRIBUTIONS                         (2.97)         (1.55)          (2.27)         (0.43)        (0.06)         (1.40)
                                               -------        -------         -------        -------       -------        -------
NET ASSET VALUE, END OF YEAR                   $ 10.41        $ 12.79         $ 11.96        $ 13.26       $ 12.61        $  9.13
                                               -------        -------         -------        -------       -------        -------
TOTAL RETURN (1)                                  5.03%**       22.19%           6.92%          8.76%(2)     38.99%        (10.09)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000s)                 $39,891        $41,864         $56,118        $70,777       $73,035        $60,177
                                               -------        -------         -------        -------       -------        -------
Ratio of expenses to average net assets,
   net of waivers  and reimbursements             1.47%***       1.44%           1.22%          1.22%         1.34%         1.33%
Ratio of expenses to average net assets,
   before waivers  and reimbursements             1.47%***       1.44%           1.22%          1.29%         1.34%         1.33%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                             0.73%***       0.29%           0.37%          0.29%         0.51%          0.64%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                             0.73%***       0.29%           0.37%          0.22%         0.51%          0.64%
Portfolio turnover rate                             32%**          87%             71%            62%           73%            78%


  * INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.
 ** NOT ANNUALIZED
*** ANNUALIZED
(1) RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF
    FUND SHARES.
(2) FEE WAIVERS AND/OR REIMBURSEMENTS WERE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14 & 15   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

                                                                                INTERNATIONAL
                                                                                  VALUE FUND
                                            ----------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED       FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                            APRIL 30, 2007    ENDED          ENDED           ENDED           ENDED        ENDED
                                             (UNAUDITED)   OCT. 31, 2006  OCT. 31, 2005  OCT. 31, 2004  OCT. 31, 2003  OCT. 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR            $  16.62        $ 14.12        $ 12.37        $ 10.44        $  8.09        $  8.56
                                              --------        -------        -------        -------        -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                             0.10           0.28           0.20           0.15           0.13           0.08
Net realized and unrealized gain (loss)
   on investments                                 2.50*          3.04*          1.78*          1.91           2.29*         (0.51)*
                                              --------        -------        -------        -------        -------        -------
     TOTAL FROM INVESTMENT OPERATIONS             2.60           3.32           1.98           2.06           2.42          (0.43)
                                              --------        -------        -------        -------        -------        -------

LESS DISTRIBUTIONS PAID:
From net investment income                       (0.26)         (0.23)         (0.18)         (0.13)         (0.07)         (0.04)
From net realized capital gains                  (1.47)         (0.59)         (0.05)            --             --             --
                                              --------        -------        -------        -------        -------        -------
TOTAL DISTRIBUTIONS                              (1.73)         (0.82)         (0.23)         (0.13)         (0.07)         (0.04)
                                              --------        -------        -------        -------        -------        -------
NET ASSET VALUE, END OF YEAR                  $  17.49        $ 16.62        $ 14.12        $ 12.37        $ 10.44        $  8.09
                                              --------        -------        -------        -------        -------        -------
TOTAL RETURN (1)                                 16.80%**       24.57%         16.11%         19.84%(2)      30.08%         (5.05)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000s)                $110,257        $98,943        $88,618        $69,735        $54,031        $37,160
Ratio of expenses to average net assets,
   net of waivers and reimbursements              1.39%***       1.40%          1.41%          1.57%          1.70%          1.81%
Ratio of expenses to average net assets,
   before waivers and reimbursements              1.39%***       1.40%          1.41%          1.60%          1.70%          1.81%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                             1.45%***       1.79%          1.48%          1.31%          1.43%          0.92%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                             1.45%***       1.79%          1.48%          1.28%          1.43%           0.92%
Portfolio turnover rate                              8%**          21%            16%            19%            17%            35%



                                                                                 INTERMEDIATE
                                                                              FIXED INCOME FUND
                                            ----------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED       FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                            APRIL 30, 2007     ENDED          ENDED          ENDED          ENDED          ENDED
                                             (UNAUDITED)   OCT. 31, 2006  OCT. 31, 2005  OCT. 31, 2004  OCT. 31, 2003  OCT. 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR             $ 9.84         $ 9.80        $ 10.11        $ 10.15        $  9.98        $ 10.18
                                              -------        -------        -------        -------        -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                            0.19           0.35           0.34           0.34           0.41           0.47
Net realized and unrealized gain (loss)
   on investments                                0.01           0.04*         (0.31)*        (0.04)          0.17          (0.20)
                                              -------        -------        -------        -------        -------        -------
     TOTAL FROM INVESTMENT OPERATIONS            0.20           0.39           0.03           0.30           0.58           0.27
                                              -------        -------        -------        -------        -------        -------

LESS DISTRIBUTIONS PAID:
From net investment income                      (0.19)         (0.35)         (0.34)         (0.34)         (0.41)         (0.47)
From net realized capital gains                    --             --             --             --             --             --
                                              -------        -------        -------        -------        -------        -------
TOTAL DISTRIBUTIONS                             (0.19)         (0.35)         (0.34)         (0.34)         (0.41)         (0.47)
                                              -------        -------        -------        -------        -------        -------
NET ASSET VALUE, END OF YEAR                  $  9.85        $  9.84        $  9.80        $ 10.11        $ 10.15        $  9.98
                                              -------        -------        -------        -------        -------        -------
TOTAL RETURN (1)                                 2.07%**(2)     4.10%(2)       0.31%          2.98%(2)       5.86%(2)       2.76%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000s)                $57,372        $59,804        $66,701        $71,354        $70,663        $74,068
Ratio of expenses to average net assets,
   net of waivers and reimbursements             0.85%***       0.85%          0.81%          0.85%          0.85%          0.85%
Ratio of expenses to average net assets,
   before waivers and reimbursements             0.93%***       0.92%          0.81%          0.89%          0.87%          0.87%
Ratio of net investment income to
   average net assets, net of waivers
   and reimbursements                            3.92%***       3.60%          3.41%          3.32%          3.95%         4.71%
Ratio of net investment income to
   average net assets, before waivers
   and reimbursements                            3.84%***       3.53%          3.41%          3.28%          3.93%          4.69%
Portfolio turnover rate                            13%**          21%            37%            35%            32%            93%



  * INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.
 ** NOT ANNUALIZED
*** ANNUALIZED
(1) RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF
    FUND SHARES.
(2) FEE WAIVERS AND/OR REIMBURSEMENTS WERE IN EFFECT. IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16 & 17   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED)


1. ORGANIZATION

JohnsonFamily Funds, Inc. (the "Company") was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 2007, the only series presently authorized are JohnsonFamily Large Cap Value Fund ("Large Cap Value Fund"), JohnsonFamily Small Cap Value Fund ("Small Cap Value Fund"), JohnsonFamily International Value Fund ("International Value Fund") and JohnsonFamily Intermediate Fixed Income Fund ("Intermediate Fixed Income Fund"), individually referred to as a "Fund" and collectively as the "Funds."


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America.

A. USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT VALUATION
Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ, which use the official closing price) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Pricing Procedures established by the Funds' Board of Directors (the "Board"). The Funds' Fair Value Pricing Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Pricing Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Pricing Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Although the Committee members use their best judgment in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Funds' values may differ from the values that the Funds could realize in a current transaction.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect



18   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2007 (UNAUDITED)


the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such an event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

C. FOREIGN CURRENCY TRANSLATIONS
The books and records of the International Value Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the dates of such transactions.

The International Value Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Value Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

D. FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Value Fund is authorized to enter into foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At April 30, 2007, the International Value Fund had no such contracts outstanding.

E. DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, if any, are declared and paid quarterly for the Large Cap Value Fund, annually for both the Small Cap Value Fund and International Value Fund, and monthly for the Intermediate Fixed Income Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

F. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Purchase discounts and premiums on securities held by the Intermediate Fixed Income Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Corporate actions for foreign securities are recorded as soon as the information is available to the Funds.

G. EXPENSES
The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory, distribution, and custodian fees. Expenses not attributed directly to a Fund are allocated equally among the Funds or are allocated pro rata across the Funds based on the Fund's daily average net assets.



                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 19

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2007 (UNAUDITED)


3. CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                                               FOR THE SIX MONTHS ENDED APRIL 30, 2007
                                                    LARGE CAP         SMALL CAP    INTERNATIONAL      INTERMEDIATE
                                                   VALUE FUND        VALUE FUND       VALUE FUND  FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------
Shares sold                                         1,516,845           272,270          862,770            328,488
Shares issued to holders in reinvestment
     of dividends                                     437,051           844,839          515,119             62,979
Shares redeemed                                      (770,329)         (558,921)      (1,026,260)          (644,154)
                                                  -----------        ----------      -----------        -----------
NET INCREASE (DECREASE)                             1,183,567           558,188          351,629           (252,687)
                                                  ===========        ==========      ===========        ===========

                                                                 FOR THE YEAR ENDED OCTOBER 31, 2006
                                                    LARGE CAP         SMALL CAP    INTERNATIONAL      INTERMEDIATE
                                                   VALUE FUND        VALUE FUND       VALUE FUND  FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------
Shares sold                                         2,941,952           425,670        2,169,218            999,450
Shares issued to holders in reinvestment
     of dividends                                     960,283           578,753          288,536            122,202
Shares redeemed                                    (2,325,045)       (2,423,748)      (2,781,024)        (1,850,621)
                                                  -----------       -----------      -----------        -----------
NET INCREASE (DECREASE)                             1,577,190        (1,419,325)        (323,270)          (728,969)
                                                  ===========       ===========      ===========        ===========


4. PURCHASES, SALES AND MATURITIES OF SECURITIES

Purchases,  sales  and  maturities  of  investment  securities,  excluding  U.S.
government and short-term securities, for the six months ended April 30, 2007, were as follows:

                                                    LARGE CAP         SMALL CAP    INTERNATIONAL      INTERMEDIATE
                                                   VALUE FUND        VALUE FUND       VALUE FUND  FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------
Cost of Purchases                                 $40,628,211       $12,623,421       $8,225,244         $1,015,580
Proceeds from Sales and Maturities                 33,066,147        17,091,194       13,965,665          3,524,815

Cost of purchases and proceeds from sales and maturities of U.S. government securities for the Intermediate Fixed Income Fund for the fiscal six months ended April 30, 2007, were $6,401,226 and $5,688,698, respectively.

5. FEDERAL TAX INFORMATION

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.




20   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2007 (UNAUDITED)


The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                               ORDINARY              LONG TERM
                                                INCOME              CAPITAL GAIN         TOTAL
------------------------------------------------------------------------------------------------------------
Large Cap Value Fund
                               2006          $5,064,236              $6,345,966       $11,410,202
                               2005           1,663,254               4,189,909         5,853,163
Small Cap Value Fund
                               2006           4,119,829               2,819,706         6,939,535
                               2005           6,209,735               5,617,347        11,827,082
International Value Fund
                               2006           1,738,007               3,452,463         5,190,470
                               2005           1,021,848                 285,412         1,307,260
Intermediate Fixed Income Fund
                               2006           2,211,408                      --         2,211,408
                               2005           2,422,353                      --         2,422,353

As of October 31, 2006, the components of Distributable Earnings/(Accumulated Losses) for tax purposes were as follows:

                                                                CAPITAL
                                UNDISTRIBUTED  UNDISTRIBUTED      LOSS         UNREALIZED       OTHER     TOTAL DISTRIBUTABLE
                                  ORDINARY       LONG-TERM    CARRYFORWARD    APPRECIATION    TEMPORARY        EARNINGS/
                                   INCOME      CAPITAL GAIN   EXPIRING 2008  (DEPRECIATION)  DIFFERENCES  (ACCUMULATED LOSSES)
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund             $2,158,308    $2,588,167       $      --      $22,117,871    $      --       $26,864,346
Small Cap Value Fund              5,164,931     4,274,067              --        2,198,746           --        11,637,744
International Value Fund          1,796,912     8,390,904              --       30,643,315           --        40,831,131
Intermediate Fixed Income Fund      190,028            --        (585,547)        (217,419)    (189,893)         (802,831)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains through the year of expiration.

For Federal income tax purposes, the cost of securities owned at April 30, 2007, and the net  realized  gains or losses on  securities  sold for the period  were different from amounts reported for financial reporting purposes,  primarily due to recognition of unrealized gain from passive foreign  companies and wash sales which  cannot be used for Federal  income tax  purposes in the current  year and have been deferred for use in future  years.  The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2007, were as follows:
                                                                                                     NET
                                                                                                  UNREALIZED
                                                FEDERAL        APPRECIATED      DEPRECIATED      APPRECIATION
                                               TAX COST        SECURITIES       SECURITIES      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                        $133,002,262       $29,074,334     $(1,890,852)      $27,183,482
Small Cap Value Fund                          39,194,813         2,782,091      (2,463,859)          318,232
International Value Fund                      71,405,404        40,899,315        (403,313)       40,496,002
Intermediate Fixed Income Fund                56,817,019           302,132        (388,473)          (86,341)


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 21

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2007 (UNAUDITED)


6. REDEMPTION FEES

On July 26, 2001, the Board approved the imposition of a 2.00% redemption fee applicable to all shares purchased after September 17, 2001 for the International Value Fund and after October 10, 2001 for the Large Cap Value Fund, Small Cap Value Fund, and Intermediate Fixed Income Fund, and redeemed by shareholders within 30 days of their purchase date. The redemption fee is intended to limit short-term trading in the Funds. Any proceeds of the fee are credited to the assets of the Fund in which the shares were redeemed. For the six months ended April 30, 2007, there were $0, $33, $62 and $0 of redemption fees retained by the Large Cap Value Fund, Small Cap Value Fund, International Value Fund and Intermediate Fixed Income Fund, respectively. For the year ended October 31, 2006, there were $3,322, $20, $2,551 and $0 of redemption fees retained by the Large Cap Value Fund, Small Cap Value Fund, International Value Fund, and Intermediate Fixed Income Fund, respectively.

7. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Johnson Asset Management, Inc. ("JAM") is the investment adviser for the Funds. JAM manages the Funds' investments and its business operations under the overall supervision of the Board. As compensation for JAM's services, the Funds pay JAM a monthly fee based on each Fund's average daily net assets at the annual rate of 0.75% for the Large Cap Value Fund and the Small Cap Value Fund, 0.90% for the International Value Fund, and 0.45% for the Intermediate Fixed Income Fund.

RNC Genter Capital Management, LLC ("RNC") serves as investment sub-adviser for the Intermediate Fixed Income Fund. For its services to the Fund, RNC is entitled to receive a fee at an annual rate of 0.18% of the Fund's average daily net assets paid by JAM.

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 2.50% of the average daily net assets of each of the Large Cap Value Fund, Small Cap Value Fund and International Value Fund, or 1.50% of the average daily net assets of the Intermediate Fixed Income Fund, JAM will reimburse the Funds for the amount of such excess. Additionally, JAM has voluntarily agreed to reimburse the Intermediate Fixed Income Fund to the extent aggregate annual operating expenses exceed 0.85% of the Fund's average daily net assets. JAM may terminate this fee waiver at any time, but will not do so prior to October 31, 2007.

State Street Bank and Trust acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid based on the net assets of each Fund, by transaction and by out-of-pocket costs. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

8. ADMINISTRATION, SERVICE AND DISTRIBUTION PLAN

SEI Investments Global Funds Services (the "Administrator") serves as the administrator to the Funds. The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee equal to the higher of the per Fund minimum ($70,000 for each of the Large Cap Value Fund, Small Cap Value Fund, and Intermediate Fixed Income Fund, and $90,000 for the International Value Fund), or 0.14% of the first $250 million of the Funds' aggregate net assets; 0.10% of the next $250 million of the Funds' aggregate net assets; and 0.08% of the Funds' aggregate net assets over $500 million.

SEI Investments Distribution Co. (the "Distributor") serves as the distributor to the Funds. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.25%.

Citigroup Fund Services, LLC (formerly Forum Shareholder Services) serves as the transfer agent and dividend disbursing agent to the Funds.



22   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2007 (UNAUDITED)


9. LINE OF CREDIT

The Funds entered into an agreement which enables them to participate in a $7.5 million unsecured committed revolving line of credit with State Street Bank and Trust Company (the "Bank"). Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Bank's overnight federal funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued by each Fund based on its average daily unused portion of the line of credit. Such fees are listed as Operating Expenses on the Statement of Operations. For the six months ended April 30, 2007, borrowings by the Small Cap Value Fund and the International Value Fund under the agreement were as follows:

                          Average                          Weighted            Maximum           Month of
                           Daily         Interest           Average            Amount             Maximum
Fund                      Balance          Paid          Interest Rate        Borrowed        Amount Borrowed
----                     ---------      ----------      ---------------      ----------      -----------------
Small Cap Value            $2,486            $73                5.81%          $450,000        December 2006
International Value         1,906            143                4.69%           345,000        November 2006

10. TRANSACTIONS WITH AFFILIATES

Certain officers of the Funds are also officers of the Administrator. Such officers are paid no fees by the Funds for serving as officers of the Funds.

11. MARKET RISKS

The International Value Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. In addition, to the extent that the Fund focuses its investments in a particular region, the effects of political and economic events in that region on the value of an investment in the Fund will be magnified. Some countries in which the Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

12. OTHER

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of April 30, 2007, the Funds have not completed their evaluation of the impact that will result, if any, from adopting FIN 48.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 23

DISCLOSURE OF FUND EXPENSES (UNAUDITED)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

-------------------------------------------------------------------------------------------------------------------
                                           BEGINNING            ENDING                               EXPENSES
                                            ACCOUNT             ACCOUNT           ANNUALIZED           PAID
                                             VALUE               VALUE              EXPENSE           DURING
                                            11/1/06             4/30/07             RATIOS            PERIOD*
-------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                             $1,000.00           $1,094.60             1.04%             $5.40
HYPOTHETICAL 5% RETURN
Class A Shares                             $1,000.00           $1,019.64             1.04%             $5.21
-------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                             $1,000.00           $1,050.30             1.47%             $7.47
HYPOTHETICAL 5% RETURN
Class A Shares                             $1,000.00           $1,017.50             1.47%             $7.35
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                             $1,000.00           $1,168.00             1.39%             $7.47
HYPOTHETICAL 5% RETURN
Class A Shares                             $1,000.00           $1,017.90             1.39%             $6.95
-------------------------------------------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME
-------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                             $1,000.00           $1,020.70             0.85%             $4.26
HYPOTHETICAL 5% RETURN
Class A Shares                             $1,000.00           $1,020.58             0.85%             $4.26

* EXPENSES ARE EQUAL TO THE FUND'S  ANNUALIZED  EXPENSE RATIO MULTIPLIED BY THE AVERAGE  ACCOUNT  VALUE OVER THE PERIOD,
  MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).

24   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)


On March 13, 2007, the Board of Directors of JohnsonFamily Funds, Inc. approved the continuation of each Fund's investment advisory agreement with Johnson Asset Management, Inc. (the "Adviser") and the Intermediate Fixed Income Fund's sub-advisory agreement with RNC Genter Capital Management (the "Sub-Adviser"). Prior to approving the continuation of the agreements, the Board considered:

      o the nature, extent and quality of the services provided by the Adviser and Sub-Adviser

      o the investment performance of the Funds

      o the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from their relationship with the Funds

      o the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect those economies of scale

      o the expense ratios of the Funds

In considering the nature, extent and quality of the services provided by the Adviser, management of the Funds reported to the Board that the Adviser provided portfolio management, shareholder communication and servicing, and regulatory compliance services to the Funds. Management reported that shareholder communication and servicing services included preparing letters to shareholders and supervising the services provided by the other service providers. Management reported that portfolio management services included oversight of the Sub-Adviser as well as direct portfolio management of the Large Cap Value Fund, Small Cap Value Fund and International Value Fund. Management reported that regulatory compliance services included paying the compensation of the Funds Chief Compliance Officer. The Directors concluded that the Adviser was providing essential services to the Funds. The Directors concluded that the Sub-Adviser provided only portfolio management services to the Intermediate Fixed Income Fund and that the Adviser provided the same non-portfolio management services to the Intermediate Fixed Income Fund that it did to the other Funds.

The Directors compared the performance of the Funds to benchmark indices over various periods of time and concluded that the performance of the Funds warranted the continuation of the advisory agreements. They noted that for the three equity Funds, the performance of each Fund exceeded the benchmark indices for some periods but was less than the benchmark indices for other periods, while the performance of the Intermediate Fixed Income Fund was less than its benchmark index for the periods considered. The Directors noted that in addition to the absolute performance of the Funds, the Funds adhered to their investment style avoiding style drift. The Directors noted that in adhering to their investment styles the three equity Funds had lower betas and price/earnings ratios than the relevant benchmark indices, resulting in less volatility. They also noted that the Intermediate Fixed Income Fund was managed more conservatively than its benchmark.

In concluding that the advisory fees payable by the Funds were reasonable, the Directors reviewed a report of the costs of services provided, and the profits realized, by the Adviser and the Sub-Adviser, from their relationship with the Funds and concluded that such profits were reasonable and not excessive. The Directors also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds (but not non-mutual fund accounts managed by the Adviser) and concluded that the advisory fees paid by the Funds and the expense ratios of the Funds were typically in the middle 60% of the range of comparable mutual funds. The Directors noted that the Adviser and not the Intermediate Fixed Income Fund paid the Sub-Advisory Fee.

The Directors then reviewed a report from the Adviser indicating that the Funds' expense ratios were declining as the assets of the Funds grew, indicating that there were economies of scale benefiting the shareholders. The Directors also considered whether the investment advisory agreement fee schedules should be adjusted for an increase in assets under management. They concluded that "breakpoints" were not warranted at this time given the anticipated growth of the Funds in the next year and the other factors considered.


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 25

This report has been prepared for the general information of JohnsonFamily Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current JohnsonFamily Funds prospectus, which contains more complete information about JohnsonFamily Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Securities and Exchange Commission's (the "Commission") web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-276-8272; (ii) at the Funds' website at HTTP://WWW.JOHNSONFAMILYFUNDS.COM; and (iii) on the Commission's website at HTTP://WWW.SEC.GOV.




                             [Johnson Logo Omitted]


                               JohnsonFamily Funds
                                  P.O. Box 515
                              Racine, WI 53401-0515


JFF-SA-003-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       JohnsonFamily Funds, Inc.


By (Signature and Title)*                          /s/ Colette M. Wallner
                                                   -----------------------------
                                                   Colette M. Wallner, President

Date:  June 28, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                          /s/ Colette M. Wallner
                                                   -----------------------------
                                                   Colette M. Wallner, President

Date:  June 28, 2007


By (Signature and Title)*                          /s/ Brian Leonard
                                                   -----------------------------
                                                   Brian Leonard, Treasurer

Date:  June 28, 2007

* Print the name and title of each signing officer under his or her signature.